Financial Risk Management - Summary of Borrowings of Interest Rate Changes (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 50,000	$ 35,000
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Percentage of loans	60.00%	54.00%
Variable rate borrowings	$ 48,226	$ 31,966
Interest Rate Risk | Hercules Capital, Inc. | Non-Current Borrowings
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 34,619	$ 31,966
Percentage of loans	43.00%	54.00%
Interest Rate Risk | Hercules Capital, Inc. | Current Borrowings
Disclosure of Financial Risk Management [Line Items]
Percentage of loans	17.00%	0.00%
Variable rate borrowings	$ 13,607